Summary of Significant Accounting Policies - Schedule of Financial Instruments in the Master Trust Measured at Fair Value (Details) - EBP 333 - Master Trust - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments in the Master Trust	$ 2,265,561	$ 2,315,523
NVR, Inc common stock
EBP, Master Trust [Line Items]
Total investments in the Master Trust	1,256,922	1,463,267
Investments in registered investment companies
EBP, Master Trust [Line Items]
Total investments in the Master Trust	309,745	252,895
Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments in the Master Trust	38,321	29,501
Cash
EBP, Master Trust [Line Items]
Total investments in the Master Trust	111	117
Investments in common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Master Trust	660,462	569,743
Total
EBP, Master Trust [Line Items]
Total investments in the Master Trust	1,605,099	1,745,780
Total | NVR, Inc common stock
EBP, Master Trust [Line Items]
Total investments in the Master Trust	1,256,922	1,463,267
Total | Investments in registered investment companies
EBP, Master Trust [Line Items]
Total investments in the Master Trust	309,745	252,895
Total | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments in the Master Trust	38,321	29,501
Total | Cash
EBP, Master Trust [Line Items]
Total investments in the Master Trust	111	117
Level 1
EBP, Master Trust [Line Items]
Total investments in the Master Trust	1,605,099	1,745,780
Level 1 | NVR, Inc common stock
EBP, Master Trust [Line Items]
Total investments in the Master Trust	1,256,922	1,463,267
Level 1 | Investments in registered investment companies
EBP, Master Trust [Line Items]
Total investments in the Master Trust	309,745	252,895
Level 1 | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments in the Master Trust	38,321	29,501
Level 1 | Cash
EBP, Master Trust [Line Items]
Total investments in the Master Trust	111	117
Level 2
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Level 2 | NVR, Inc common stock
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Level 2 | Investments in registered investment companies
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Level 2 | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Level 2 | Cash
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Level 3
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Level 3 | NVR, Inc common stock
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Level 3 | Investments in registered investment companies
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Level 3 | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Level 3 | Cash
EBP, Master Trust [Line Items]
Total investments in the Master Trust	0	0
Investments measured at net asset value | Investments in common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Master Trust	$ 660,462	$ 569,743